November 18, 2021

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       SHP ETF Trust, File Nos. 333-253997 and 811-23645

Dear SEC Staff:

On behalf of SHP ETF Trust (the “Trust”), we hereby electronically file, Post-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to add a new series of the Trust: FIS Biblically Responsible Risk Managed ETF.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

Thompson Hine llp	1919 M Street, N.W.	www.ThompsonHine.com
Attorneys at Law	Suite 700	Phone: 202.331.8800
	Washington, D.C. 20036-3537	Fax: 202.331.8330